Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Entity Information [Line Items]
Statutory income tax expense:	34.00%
State income tax expense, net of federal	1.70%
Valuation allowance	5.20%
Taxes on foreign income above (below) the U.S. tax	(3.30%)
Warrant liabilities	0.00%
Change in tax rate	0.00%
Non-Deductible Transaction Costs	0.00%
Other permanent items	1.60%
Income tax expense (benefit)	39.20%
(Predecessor)
Entity Information [Line Items]
Statutory income tax expense:		34.00%	34.00%	34.00%	35.00%
State income tax expense, net of federal		2.90%	21.00%	3.90%	4.00%
Valuation allowance		(4.30%)	(0.90%)	2.20%	1.70%
Taxes on foreign income above (below) the U.S. tax		(0.90%)	(7.50%)	0.50%	0.50%
Warrant liabilities		5.90%	(11.80%)	1.40%	(0.20%)
Change in tax rate		8.80%	(4.20%)	0.60%	(0.50%)
Non-Deductible Transaction Costs		0.00%	182.70%	0.00%	0.00%
Other permanent items		(1.60%)	6.00%	0.20%	0.30%
Income tax expense (benefit)		44.80%	219.30%	42.80%	40.80%